Summary of Significant Accounting Policies (Details) - Schedule of Fair Value Measurements of Assets and Liabilities - Agency mortgage-backed: residential [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Fair Value	$ 12,080	$ 10,477
Quotes Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value
Significant Other Observable Inputs (Level 2) [Member]
Fair Value	12,080	10,477
Significant Unobservable Inputs (Level 3) [Member]
Fair Value